Property, plant and equipment - Changes in property plant and equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	£ 4,089	£ 4,014
Exceptional impairment		35
Ending Balance	4,455	4,089
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	6,779	6,530
Exchange differences	85	(131)
Sale of businesses	10	2
Additions	645	564
Disposals	84	157
Transfers	(3)	(25)
Ending Balance	7,412	6,779
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(2,690)	(2,516)
Exchange differences	(30)	50
Sale of businesses	(4)	(1)
Depreciation charge for the year	311	310
Exceptional impairment		35
Disposals	(63)	(120)
Transfers	7
Ending Balance	(2,957)	(2,690)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,118	1,180
Ending Balance	1,201	1,118
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,585	1,628
Exchange differences	16	(36)
Sale of businesses	2	2
Additions	42	20
Disposals	16	38
Transfers	87	13
Ending Balance	1,712	1,585
Land and buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(467)	(448)
Exchange differences	(4)	10
Sale of businesses	0	(1)
Depreciation charge for the year	49	48
Exceptional impairment		0
Disposals	(9)	(18)
Transfers	0
Ending Balance	(511)	(467)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,341	2,327
Ending Balance	2,550	2,341
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	4,102	3,958
Exchange differences	54	(73)
Sale of businesses	7	0
Additions	180	138
Disposals	32	84
Transfers	218	163
Ending Balance	4,515	4,102
Plant and equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(1,761)	(1,631)
Exchange differences	(23)	32
Sale of businesses	(4)	0
Depreciation charge for the year	216	210
Exceptional impairment		26
Disposals	(25)	(74)
Transfers	6
Ending Balance	(1,965)	(1,761)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	35	41
Ending Balance	34	35
Fixtures and fittings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	126	127
Exchange differences	1	(6)
Sale of businesses	1	0
Additions	9	7
Disposals	13	6
Transfers	3	4
Ending Balance	125	126
Fixtures and fittings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(91)	(86)
Exchange differences	0	4
Sale of businesses	0	0
Depreciation charge for the year	13	15
Exceptional impairment		0
Disposals	(12)	(6)
Transfers	1
Ending Balance	(91)	(91)
Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	163	172
Ending Balance	176	163
Returnable bottles and crates | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	534	523
Exchange differences	4	(9)
Sale of businesses	0	0
Additions	31	27
Disposals	21	25
Transfers	18	18
Ending Balance	566	534
Returnable bottles and crates | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(371)	(351)
Exchange differences	(3)	4
Sale of businesses	0	0
Depreciation charge for the year	33	37
Exceptional impairment		9
Disposals	(17)	(22)
Transfers	0
Ending Balance	(390)	(371)
Under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	432	294
Ending Balance	494	432
Under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	432	294
Exchange differences	10	(7)
Sale of businesses	0	0
Additions	383	372
Disposals	2	4
Transfers	(329)	(223)
Ending Balance	494	432
Under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	0	0
Exchange differences	0	0
Sale of businesses	0	0
Depreciation charge for the year	0	0
Exceptional impairment		0
Disposals	0	0
Transfers	0
Ending Balance	£ 0	£ 0